Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses Accounts (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Allowance for Expected Credit Losses Accounts [Abstract]
Allowance for expected credit losses, beginning balance	$ 60,360	$ 47,312	$ 9,802
Addition	54,777	42,935	50,948
Write-off / recovery			(390)
Allowance for expected credit losses, ending balance	$ 115,137	$ 90,247	$ 60,360